Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Taxation [Abstract]
Schedule of components of the income tax provision
	For the year ended
	31 December 2018	31 December 2017
Current income tax expense	$-	$-
Deferred income tax expense	119,953	173,060
Total income tax expense	$119,953	$173,060

Schedule of reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes

	For the year ended
	31 December 2018	31 December 2017
Profit before income tax expense	$474,512	$1,323,634
Thailand income tax statutory rate	20%	20%
Income tax at statutory tax rate	94,902	264,727
Permanent differences	25,051	(91,667)
Income tax expense (benefit)	$119,953	$173,060

Schedule of deferred tax assets and liabilities
	31 December
	2018	2017
Provision for employee benefits	$1,123,867	$1,045,868
Net operating loss carried forward	233,725	312,008
Deferred tax assets	1,357,592	1,357,876
Less:
Deferred tax liabilities - finance leases	377,073	262,681
Deferred tax assets-net	$980,519	$1,095,195